Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 100,490	$ 127,170	$ 88,638
Marketable securities	49,702
Prepaid expenses and other current assets	3,730	2,815	2,241
Total current assets	153,922	129,985	90,879
NON-CURRENT ASSETS:
Property, plant and equipment, net	25,607	18,238	14,204
Right-of-use assets	5,404	6,474	7,490
Other assets	1,787	786	642
Total non-current assets	32,798	25,498	22,336
Total assets	186,720	155,483	113,215
CURRENT LIABILITIES:
Trade payables	5,435	6,329	2,738
Employees and payroll accruals	4,796	4,705	3,187
Current maturities of lease liabilities	1,937	2,532	2,145
Accrued interest	1,618
Accrued expenses and other payables	8,839	7,988	5,509
Total current liabilities	22,625	21,554	13,579
NON-CURRENT LIABILITIES:
Liabilities presented at fair value	6,233	12,043	4,551
Employee benefit liabilities, net	768	768	773
Other long-term liabilities	4,839	5,378	5,946
Liability to Israel Innovation Authority	19,146	17,003	13,816
Convertible senior notes, net	69,025
Total non-current liabilities	100,011	35,192	25,086
Share capital -
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at June 30, 2021 and 2020 (unaudited) and December 31, 2020; Issued and outstanding: 59,271,512 and 49,471,817 shares at June 30, 2021 and 2020 (unaudited), respectively and 59,000,153 shares at December 31, 2020.	167	166	137
Share premium	379,981	375,280	304,175
Capital reserve	(441)	(441)	(541)
Reserve from financial assets measured at FVOCI	(25)
Accumulated deficit	(315,598)	(276,268)	(229,221)
Total shareholders’ equity	64,084	98,737	74,550
Total liabilities and shareholders’ equity	$ 186,720	$ 155,483	$ 113,215